Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Presentation and Significant Accounting Policies [Abstract]
Gains and Losses on Sale of Specified Categories of Investments
The following table presents gains and losses on sales of the specified categories of investments for the periods indicated (dollars in thousands):

	Year Ended December 31,
	2019	2018	2017
Realized gain (loss) on RMBS, net
Gain on RMBS	$1,285	$104	$213
Loss on RMBS	(383)	(8,466)	(716)
Net realized gain (loss) on RMBS	902	(8,362)	(503)
Realized loss on derivatives, net	(12,362)	(5,889)	(5,554)
Unrealized gain (loss) on derivatives, net	(10,867)	3,505	6,580
Realized gain on Excess MSRs, net	-	-	6,678
Unrealized gain (loss) on investments in Servicing Related Assets	(106,772)	(3,573)	9,159
Realized gain on acquired assets, net	26	-	-
Total	$(129,073)	$(14,319)	$16,360